Equity Securities which Have Quoted Market Values, Included in Investments in Affiliates (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Investments in and Advances to Affiliates [Line Items]
Carrying amounts	¥ 175,420	¥ 182,770
Market values	¥ 220,221	¥ 191,870